Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (9,494,703)	$ (19,217,758)	$ (10,978,068)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(706,796)	(47,699)	(4,965,250)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(8,787,907)	(19,170,059)	(6,012,818)
Central Cervecera De Colombia Sas [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(11,959,652)	(10,565,966)	(9,410,015)
Zona Franca Central Cervecera S A S [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	266,580	(1,710,319)	(1,965,827)
Aguas Danone De Origen S.a. [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(6,782)	(9,695,813)	2,533,720
Cerveceria Austral Sa [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	2,911,947	2,802,039	2,829,304
Aguas Danone De Argentina SA [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(651,872)	(45,336)	(5,272,903)
Other Companies [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (54,924)	$ (2,363)	$ 307,653